Investments in Marketable Securities (Schedule Of Gross Unrealized Losses On Available For Sale Securities) (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Marketable Equity Securities [Member] USD ($)	Mar. 31, 2012 Marketable Equity Securities [Member] JPY (¥)	Mar. 31, 2011 Marketable Equity Securities [Member] JPY (¥)
Gain (Loss) on Investments [Line Items]
Gross unrealized loss position for less than 12 months on available-for-sale securities, fair value	$ 12	¥ 1,000	¥ 134,000	$ 12	¥ 1,000	¥ 134,000
Gross unrealized loss position for less than 12 months on available-for-sale securities	0	0	90,000	0	0	90,000
Gross unrealized loss position for greater than 12 months on available-for-sale securities, fair value	1,570	129,000		1,570	129,000
Gross unrealized loss position for greater than 12 months on available-for-sale securities	$ 1,131	¥ 93,000		$ 1,131	¥ 93,000